Shareholder Report, Holdings (Details) - C000244439 [Member]	Jan. 31, 2025
Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
T Rowe Price Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Brown-Forman Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Mondelez International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sysco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Flowers Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Kimberly-Clark Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%